Other income (Tables)	3 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Other Income

	Three months ended	Three months ended
	30 Sep 2024	30 Sep 2023
	US$'000	US$'000

ERS Revenue	1,626	-

Total other income	1,626	-